Noncontrolling Interests (Tables)	12 Months Ended
Dec. 31, 2011
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Change Due to Net Income Attributable to Parent and Effects of Changes, Net [Abstract]
Noncontrolling interests
Year Ended December 31,	2011	2010	2009

(Dollars in thousands)
Net income attributable to TDS shareholders	$200,566	$144,849	$191,347
Transfer (to) from the noncontrolling interests
Change in TDS' Capital in excess of par value from
U.S. Cellular's issuance of U.S. Cellular shares	(8,555)	(7,180)	(4,709)
Change in TDS' Capital in excess of par value from
U.S. Cellular's repurchase of U.S. Cellular shares	(7,723)	(2,964)	182
Purchase of ownership in subsidiary from noncontrolling interest	—	(3,510)	(105)
Net transfers (to) from noncontrolling interests	(16,278)	(13,654)	(4,632)
Change from net income attributable to TDS shareholders and
transfers (to) from noncontrolling interests	$184,288	$131,195	$186,715